Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

(a)	Principal activities

Li Auto Inc. (“Li Auto”, or the “Company”) was incorporated under the laws of the Cayman Islands in April 2017 as an exempted company with limited liability. The Company, through its consolidated subsidiaries and the consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries (collectively, the “Group”), is primarily engaged in the design, development, manufacturing, and sales of new energy vehicles and providing other sales and services mainly in the People’s Republic of China (the “PRC”).

(b)	History of the Group and basis of presentation

In preparation for the Listing on the main board of the Stock Exchange of Hong Kong Limited (“HKEX”), the Group underwent reorganization of its corporate structure in the second quarter of 2021, and changed certain VIEs to subsidiaries within the Group in March 2022, that were accounted for as common control transaction within the Group. Accordingly, there was no impact to the Group’s consolidated financial information.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries.

As of December 31, 2025, the Company’s principal subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries are as follows:

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, PRC	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing CHJ Automobile Technology Co., Ltd. (“Beijing CHJ Technology”)	100%	March 22, 2021	Beijing, PRC	Technology development
Beijing Leading Automobile Sales Co., Ltd. (“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 8, 2017	Changzhou, PRC	Sales and after sales management
Beijing Lixiang Automobile Co., Ltd. (“Beijing Lixiang Automobile”)	100%	April 9, 2021	Beijing, PRC	Manufacturing of automobile
Shanghai Lixiang Automobile Technology Co., Ltd.	100%	April 20, 2021	Shanghai, PRC	Technology development

		Date of Incorporation	Place of Incorporation	Principal Activities
The VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

1. Organization and Nature of Operations (Continued)

(c)	Variable interest entity

The Company’s subsidiary Wheels Technology has entered into contractual arrangements with Beijing CHJ and Xindian Information (collectively the “VIEs”) and their respective shareholders. Through these arrangements, the Company has a controlling financial interest (and is the primary beneficiary) in each of the VIEs (as defined under ASC 810 “Consolidation”) and, accordingly, consolidates each VIE under U.S. GAAP.

The following is a summary of the contractual arrangements by and among Wheels Technology (“WFOE”), the VIEs, and their respective shareholders.

Powers of Attorney and Business Operation Agreement

Each shareholder of Beijing CHJ signed a power of attorney to irrevocably authorize Wheels Technology to act as his or her attorney in-fact to exercise all of his or her rights as a shareholder of Beijing CHJ, including the right to convene shareholder meetings, the right to vote and sign any resolution as a shareholder, the right to appoint directors, supervisors, and officers, and the right to sell, transfer, pledge, and dispose of all or a portion of the equity interest held by such shareholder. These powers of attorney will remain in force for 10 years. Upon request by Wheels Technology, each shareholder of Beijing CHJ shall extend the term of its authorization prior to its expiration.

Pursuant to the Business Operation Agreements entered into by and among Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information, Xindian Information will not take any action that may have a material adverse effect on its assets, businesses, human resources, rights, obligations, or business operations without prior written consent of Wheels Technology. Xindian Information and its shareholders further agreed to accept and strictly follow Wheels Technology’s instructions relating to Xindian Information’s daily operations, financial management, and election of directors appointed by Wheels Technology. The shareholders of Xindian Information agree to transfer any dividends or any other income or interests they receive as the shareholders of Xindian Information immediately and unconditionally to Wheels Technology. Unless Wheels Technology terminates this agreement in advance, this agreement will remain effective for 10 years and can be renewed upon request by Wheels Technology prior to its expiration. Xindian Information and its shareholders have no right to terminate this agreement unilaterally. Pursuant to the Business Operation Agreement, each shareholder of Xindian Information has executed a power of attorney to irrevocably authorize Wheels Technology to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Xindian Information. The terms of these powers of attorney are substantially similar to the powers of attorney executed by the shareholders of Beijing CHJ described above.

Spousal Consent Letters

Spouses of two shareholders of Beijing CHJ, who collectively hold 100% of equity interests in Beijing CHJ, have each signed a spousal consent letter. Each signing spouse of the relevant shareholder acknowledges that the equity interests in Beijing CHJ held by the relevant shareholder of Beijing CHJ are the personal assets of that shareholder and not jointly owned by the married couple. Each signing spouse also has unconditionally and irrevocably disclaimed his or her rights to the relevant equity interests and any associated economic rights or interests to which he or she may be entitled pursuant to applicable laws, and has undertaken not to make any assertion of rights to such equity interests and the underlying assets. Each signing spouse has agreed and undertaken that he or she will not carry out in any circumstances any conducts that are contradictory to the contractual arrangements and the spousal consent letter.

Spouses of nine shareholders of Xindian Information, who collectively hold 98.1% equity interests in Xindian Information, have each signed a spousal consent letter, which includes terms substantially similar to the spousal consent letter relating to Beijing CHJ described above.

1. Organization and Nature of Operations (Continued)

(c)	Variable interest entity (continued)

Exclusive Consultation and Service Agreements

Pursuant to the Exclusive Consultation and Service Agreement entered into by and between Wheels Technology and Beijing CHJ, Wheels Technology has the exclusive right to provide Beijing CHJ with software technology development, technology consulting, and technical services required by Beijing CHJ’s business. Without Wheels Technology’s prior written consent, Beijing CHJ cannot accept any same or similar services subject to this agreement from any third party. Beijing CHJ agrees to pay Wheels Technology a service fee at an amount that is adjusted in accordance with Wheels Technology’s sole discretion for the relevant quarter and also the mutually agreed amount for certain other technical services, both of which should be paid within 10 business days after Wheels Technology sends invoice within 30 days after the end of the relevant calendar quarter. Wheels Technology has exclusive ownership of all the intellectual property rights created as a result of the performance of the Exclusive Consultation and Service Agreement, to the extent permitted by applicable PRC laws. To guarantee Beijing CHJ’s performance of its obligations thereunder, the shareholders have agreed to pledge their equity interests in Beijing CHJ to Wheels Technology pursuant to the Equity Pledge Agreement. The Exclusive Consultation and Service Agreement will remain effective for 10 years, unless otherwise terminated by Wheels Technology. Upon request by Wheels Technology, the term of this agreement can be renewed prior to its expiration.

Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information entered into an exclusive consultation and service agreement, which includes terms substantially similar to the Exclusive Consultation and Service Agreement relating to Beijing CHJ described above.

Equity Option Agreements

Pursuant to the Equity Option Agreement entered into by and among Wheels Technology, Beijing CHJ, and each of the shareholders of Beijing CHJ, the shareholders of Beijing CHJ have irrevocably granted Wheels Technology an exclusive option to purchase all or part of their equity interests in Beijing CHJ, and Beijing CHJ has irrevocably granted Wheels Technology an exclusive option to purchase all or part of its assets. Wheels Technology or its designated person may exercise such options to purchase equity interests at the lower of the amount of their respective paid-in capital in Beijing CHJ and the lowest price permitted under applicable PRC laws. Wheels Technology or its designated person may exercise the options to purchase assets at the lowest price permitted under applicable PRC laws. The shareholders of Beijing CHJ have undertaken that, without Wheels Technology’s prior written consent, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in Beijing CHJ, (ii) create any pledge or encumbrance on their equity interests in Beijing CHJ, (iii) change Beijing CHJ’s registered capital, (iv) merge Beijing CHJ with any other entity, (v) dispose of Beijing CHJ’s material assets (except in the ordinary course of business), or (vi) amend Beijing CHJ’s articles of association. The Equity Option Agreement will remain effective for 10 years and can be renewed upon request by Wheels Technology.

Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information entered into an equity option agreement, which includes terms substantially similar to the equity option agreement relating to Beijing CHJ described above.

1. Organization and Nature of Operations (Continued)

(c)	Variable interest entity (continued)

Equity Pledge Agreements

Pursuant to the Equity Pledge Agreement entered into by and between Wheels Technology and the shareholders of Beijing CHJ, the shareholders of Beijing CHJ have agreed to pledge 100% of equity interests in Beijing CHJ to Wheels Technology to guarantee the performance by the shareholders of their obligations under the Equity Option Agreement and the Powers of Attorney, as well as the performance by Beijing CHJ of its obligations under the Equity Option Agreement, the Powers of Attorney, and payment of services fees to Wheels Technology under the Exclusive Consultation and Service Agreement. In the event of a breach by Beijing CHJ or any shareholder of contractual obligations under the Equity Pledge Agreement, Wheels Technology, as pledgee, will have the right to dispose of the pledged equity interests in Beijing CHJ and will have priority in receiving the proceeds from such disposal. The shareholders of Beijing CHJ also have undertaken that, without prior written consent of Wheels Technology, they will not dispose of, create, or allow any encumbrance on the pledged equity interests.

Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information entered into an Equity Pledge Agreement, which includes terms substantially similar to the Equity Pledge Agreement relating to Beijing CHJ described above.

The registration of the equity pledge relating to Beijing CHJ and Xindian Information with the competent office of the SAMR in accordance with the PRC Property Law has been completed.

(d)	Risks in relations to the VIE structure

According to the Guidance Catalogue of Industries for Foreign Investment promulgated in 2017, or the Catalogue, foreign ownership of certain areas of businesses are subject to restrictions under current PRC laws and regulations. Pursuant to the 2021 Negative List, foreign investors are not allowed to own more than 50% of the equity interests in a value-added telecommunication service provider (excluding e-commerce, domestic multiparty communications, store-and-forward, and call centers). In addition, foreign investors are prohibited from investing in companies engaging in internet culture businesses (except for music) and radio and television program production businesses.

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

1. Organization and Nature of Operations (Continued)

(d)	Risks in relations to the VIE structure (continued)

It is possible that the Group’s operations of certain of its businesses through the VIEs could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current PRC law and regulations to be remote, on March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which came into effect on January 1, 2020 and replaced the trio of existing laws regulating foreign investment in China, namely, the Sino-foreign Equity Joint Venture Enterprise Law, the Sino-foreign Cooperative Joint Venture Enterprise Law, and the Wholly Foreign-invested Enterprise Law, together with their implementation rules and ancillary regulations. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means”. It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fail to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

If the Company’s ownership structure, contractual arrangements, and businesses of the Company’s PRC subsidiaries or VIEs are found to be in violation of any existing or future PRC laws or regulations, or PRC subsidiaries or VIEs fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including:

●revoke the business licenses and/or operating licenses of such entities;
●shut down the servers or blocking the website or mobile application, or discontinue or place restrictions or onerous conditions on the Group’s operation through any transactions between the PRC subsidiaries and the VIEs;
●impose fines, confiscate the income from the PRC subsidiaries or the VIEs, or imposing other requirements with which the VIEs may not be able to comply;
●require the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the Group’s ability to consolidate, derive economic interests from, or exert effective control over the VIEs;
●restrict or prohibit the Group’s use of the proceeds of offering to finance the Group’s business and operations in China; or
●take other regulatory or enforcement actions that could be harmful to the Group’s business.

1. Organization and Nature of Operations (Continued)

(d)	Risks in relations to the VIE structure (continued)

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of any of the VIEs (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the relevant VIEs and its subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote. The Group’s operations depend on the VIEs and their nominee shareholders to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIE depend on nominee shareholders enforcing the contracts. There is a risk that nominee shareholders of the VIEs, who in some cases are also shareholders of the Company, may have conflicts of interest with the Company in the future or fails to perform their contractual obligations. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honour their contractual agreements with the Group and the Company’s ability to control the VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

1. Organization and Nature of Operations (Continued)

(d)	Risks in relations to the VIE structure (continued)

The following table sets forth consolidated financial information of the Group’s VIEs and VIEs’ subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 taken as whole, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated.

	As of December 31,
	2024	2025
	RMB	RMB
Current assets:
Cash and cash equivalents	3,746,663	1,414,673
Restricted cash	3,386	3,368
Time deposits and short-term investments	2,507,701	3,831,811
Trade receivable, net	4,258	1,162
Amounts due from the Group companies(1)	3,271,021	3,679,148
Prepayments and other current assets	155,002	138,275
Total current assets	9,688,031	9,068,437
Non‑current assets:
Long‑term investments	171,538	75,000
Property, plant and equipment, net	124,775	83,775
Operating lease right‑of‑use assets, net	612,329	569,122
Intangible assets, net	666,853	20,159
Deferred tax assets	3,127	14,350
Other non‑current assets	297,716	162,986
Total non-current assets	1,876,338	925,392
Total assets	11,564,369	9,993,829
Current liabilities:
Trade and notes payable	1,343,590	9,526
Amounts due to the Group companies(1)	897,615	332,789
Amounts due to related parties	23	23
Operating lease liabilities, current	50,213	56,128
Accruals and other current liabilities	324,410	175,580
Total current liabilities	2,615,851	574,046
Non‑current liabilities:
Operating lease liabilities, non‑current	667,776	624,526
Deferred tax liabilities	4,637	—
Other non‑current liabilities	31,488	24,106
Total non-current liabilities	703,901	648,632
Total liabilities	3,319,752	1,222,678
Total shareholders’ equity	8,244,617	8,771,151
Total liabilities and shareholders’ equity	11,564,369	9,993,829

1. Organization and Nature of Operations (Continued)

(d)	Risks in relations to the VIE structure (continued)

	For the Year Ended December 31,
	2023	2024	2025

Third-party revenues	3,376	23,605	36,173
Inter-company revenues(2)	2,643,402	1,733,503	1,010,264

Third-party cost	(11,530)	(7,720)	(4,476)
Inter-company cost	—	(202)	(295)

Third-party expenses	(1,275,066)	(1,611,040)	(581,445)
Inter-company expenses	(68,874)	(4,721)	—

Other income	1,099,921	307,888	88,511
Income before income tax	2,391,229	441,313	548,732
Income tax expense	(244,363)	(148,040)	(137,496)
Net income	2,146,866	293,273	411,236
Net income attributable to ordinary shareholders of Li Auto Inc.	2,146,866	293,273	411,236

	For the Year Ended December 31,
	2023	2024	2025
Net cash provided by inter-company transactions(3)	2,643,402	1,733,503	1,010,264
Net cash used in transactions with external entities	(7,593,022)	(692,505)	(619,752)
Net cash (used in)/provided by operating activities	(4,949,620)	1,040,998	390,512

Net cash (used in)/provided by transactions with external entities	(2,087,758)	7,658,640	(1,215,019)
Net cash (used in)/provided by investing activities	(2,087,758)	7,658,640	(1,215,019)

Net cash provided by/(used in) inter-company transactions	15,279,213	(32,677,074)	(1,509,940)
Other financing activities with external entities	(500,000)	—	—
Net cash provided by/(used in) financing activities	14,779,213	(32,677,074)	(1,509,940)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	481,305	(2,656)	2,439
Net change in cash, cash equivalents and restricted cash	8,223,140	(23,980,092)	(2,332,008)
Cash, cash equivalents and restricted cash at beginning of the year	19,507,001	27,730,141	3,750,049
Cash, cash equivalents and restricted cash at end of the year	27,730,141	3,750,049	1,418,041

The Company’s involvement with the VIEs is through the contractual arrangements disclosed in Note 1(c). All recognized assets held by the VIEs are disclosed in the table above.

Notes:

(1)

The amounts due from Group companies represent the funds provided by the consolidated VIEs to the Group companies. The amounts due to Group companies mainly represent the funds provided by Group companies to the consolidated VIEs and the operating payables resulting from the technical service fees charged by WFOE.

(2)	Inter-company revenues mainly result from service fees.

1. Organization and Nature of Operations (Continued)

(d)	Risks in relations to the VIE structure (continued)
(3)

For the years ended December 31, 2023, 2024, and 2025, cash paid by subsidiaries to VIEs mainly for certain service fees were RMB2,643,402, RMB1,733,503 and RMB1,010,264, respectively. For the years ended December 31, 2023, 2024, and 2025, no management fees were paid by VIEs to WFOE as of December 31, 2025 (pursuant to each management fee arrangement with the VIEs).

As a result of the contractual arrangements between Wheels Technology, the VIEs and the VIEs’ shareholders, Wheels Technology has a controlling financial interest and is the primary beneficiary (pursuant to ASC 810 “Consolidation”) of the Group’s consolidated VIEs and the VIEs’ subsidiaries and can have assets transferred out of such VIEs and VIEs’ subsidiaries without restriction. Therefore, it is considered that there is no asset in the Group’s VIEs and the VIEs’ subsidiaries that can be used only to settle their obligations except for paid-in capital, additional paid-in capital and PRC statutory reserves of the Group’s consolidated VIEs and VIEs’ subsidiaries amounting to RMB6,495,347 and RMB6,611,273 as of December 31, 2024 and 2025, respectively. As the Group’s consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of Wheels Technology for all the liabilities of the Group’s consolidated VIEs and VIEs’ subsidiaries. The retained earnings of the Group’s consolidated VIEs and VIEs’ subsidiaries was RMB1,749,425 and RMB2,160,032 as of December 31, 2024 and 2025, respectively.

Currently there is no contractual arrangement that could require the Company, Wheels Technology or other subsidiaries of the Company to provide additional financial support to the Group’s consolidated VIEs and VIEs’ subsidiaries. As the Company is conducting certain businesses in the PRC through the consolidated VIEs and VIEs’ subsidiaries, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.